SHARE-BASED COMPENSATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	$ (1,835)	$ (1,299)
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	(1,051)	(1,299)
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	(337)	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	$ (447)	$ 0